INCOME TAXES - Major Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax expense	$ 6,635	$ 8,757	$ 8,185
Deferred tax expense (benefit)
Total deferred income tax expense	6,414	10,812	2,798
Income tax expense	13,049	19,569	10,983
Foreign Tax Authority | U.S.
Deferred tax expense (benefit)
TCJA reduction in US corporate statutory rate	(10,122)	0	0
Derecognition (recognition) of deferred tax assets	885	175	(113)
Temporary differences	15,668	10,818	7,794
Foreign Tax Authority | Other Jurisdictions
Deferred tax expense (benefit)
Temporary differences	(1,631)	(159)	59
Canadian Tax Authority
Deferred tax expense (benefit)
Derecognition (recognition) of deferred tax assets	412	330	(3,847)
Temporary differences	$ 1,202	$ (352)	$ (1,095)